Related Party Transactions - Schedule of related party balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from NetEase Group	¥ 7,888	$ 1,144	¥ 6,192
Prepayment to other related party	7,762
Amounts due to NetEase Group	68,809	9,976	83,041
Short-term loans from NetEase Group	878,000	127,298	878,000
Long-term loans from NetEase Group	522,345	75,733	255,028
NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts due from NetEase Group	7,888		6,192
Amounts due to NetEase Group	68,809		83,041
Short-term loans from NetEase Group	878,000		878,000
Long-term loans from NetEase Group	¥ 522,345	$ 75,000	¥ 255,028